Income Taxes (Details) - Schedule of valuation allowance $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Valuation Allowance [Abstract]
Valuation allowance, December 31, 2021	$ 4,449
Increase	2,598
Valuation allowance, December 31, 2022	$ 7,047